Document and Entity Information	May 19, 2020
Cover [Abstract]
Entity Registrant Name	Red Lion Hotels CORP
Amendment Flag	false
Entity Central Index Key	0001052595
Document Type	8-K
Document Period End Date	May 19, 2020
Entity Incorporation State Country Code	WA
Entity File Number	001-13957
Entity Tax Identification Number	91-1032187
Entity Address, Address Line One	1550 Market St. #425
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(509)
Local Phone Number	459-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	RLH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false